Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 391,397	$ 625,916
Prepaid and other current assets	1,326,762	1,447,037
Total Current Assets	1,718,159	2,072,953
Assets held in Trust Account	402,510,957	402,501,008
Total Assets	404,229,116	404,573,961
Current Liabilities:
Accounts payable	0	4,835
Due to related party	15,991	6,144
Franchise tax payable	100,000	26,218
Accrued expenses	2,186,170	96,850
Total Current Liabilities	2,302,161	134,047
Deferred underwriting commission	14,087,500	14,087,500
Sponsor promissory note	1,100,000
Redeemable warrant liability	10,867,500	18,716,250
Total Liabilities	28,357,161	32,937,797
Total Liabilities		14,221,547
Commitments and contingencies
Class A common stock subject to possible redemption, 40,250,000 shares at a redemption value of $10.00 per share	402,510,957	402,501,008
Class A common stock subject to possible redemption, 38,535,241 shares at December 31, 2020 at a redemption value of $10.00 per share		385,352,413
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital
Accumulated deficit	(26,639,203)	(30,865,045)
Accumulated deficit		(295,743)
Total Stockholders' Deficit	(26,639,002)	(30,864,844)
Total Stockholders Equity		5,000,001
Total Liabilities and Stockholders' Deficit	404,229,116	404,573,961
Common Class A [Member]
Stockholders' Equity (Deficit)
Common Stock, Value
Common Class B [Member]
Stockholders' Equity (Deficit)
Common Stock, Value	$ 201	$ 201